PROSPECTUS | DECEMBER 31, 2001, AS SUPPLEMENTED JUNE 10, 2002.

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YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
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INVESCO COUNSELOR SERIES FUNDS, INC.

INVESCO ADVANTAGE FUND--CLASS A, B AND C
INVESCO ADVANTAGE GLOBAL HEALTH SCIENCES FUND--CLASS A, B AND C
INVESCO GLOBAL GROWTH FUND--CLASS A, B AND C

THREE MUTUAL FUNDS DESIGNED FOR INVESTORS SEEKING LONG-TERM CAPITAL GROWTH. CLASS A, B AND C SHARES ARE SOLD PRIMARILY THROUGH FINANCIAL INTERMEDIARIES.

TABLE OF CONTENTS

Investment Goals, Strategies And Risks........................2
Fund Performance..............................................6
Fees And Expenses.............................................8
Investment Risks.............................................10
Principal Risks Associated With Advantage Fund...............11
Principal Risks Associated With Advantage
 Global Health Sciences Fund.................................13
Principal Risks Associated With
 Global Growth Fund..........................................15
Temporary Defensive Positions................................18
Portfolio Turnover...........................................19
Fund Management..............................................19
Portfolio Managers...........................................20
Potential Rewards............................................20
Share Price..................................................21
How To Buy Shares............................................21
Your Account Services........................................28
How To Sell Shares...........................................28
Taxes........................................................31
Dividends And Capital Gain Distributions.....................31
Financial Highlights.........................................33

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

                            [INVESCO ICON]INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Funds.

This Prospectus contains important information about the Funds' Class A, B and C shares, which are sold primarily through financial intermediaries. If you invest through a financial intermediary, please contact your financial intermediary for detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investments amounts, and fees and expenses). Each of the Funds' classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares."

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON] INVESTMENT GOALS & STRATEGIES
[ARROWS ICON] POTENTIAL INVESTMENT RISKS
[GRAPH ICON] PAST PERFORMANCE
[INVESCO ICON] WORKING WITH INVESCO
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[KEY ICON][ARROWS ICON] INVESTMENT GOALS, STRATEGIES AND RISKS

FACTORS COMMON TO ALL THE FUNDS

The Funds seek long-term capital growth. They invest primarily in equity securities, as well as in options, futures and other investments whose values are based upon the values of equity securities. Advantage Fund and Advantage Global Health Sciences Fund also engage in short-selling and may engage in borrowing to fund the purchase of securities, a practice known as leveraging.

The Funds seek to participate in the initial public offering ("IPO") market, and a significant portion of a Fund's returns may be attributable to IPO investments; the impact on the Fund's performance of IPO investments will be magnified if the Fund has a small asset base. Although the IPO market in recent years has been robust, there is no guarantee that it will continue to be so, and, as a Fund's assets grow, there is no guarantee that the impact of IPO investing will produce positive performance.

At any given time, the Funds may be subject to sector risk. Companies that have similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. Other than Advantage Global Health Sciences Fund, the Funds are not limited with respect to sectors in which they can invest. If the portfolio managers allocate more of their respective Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business or other developments which generally affect the sector.

FACTORS COMMON TO GLOBAL GROWTH AND GLOBAL HEALTH SCIENCES FUNDS

These Funds are managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up" and focuses on company fundamentals and growth prospects.

We seek securities for these Funds that meet the following standards:

o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o LEADERSHIP: They are leaders - or emerging leaders - in their markets, securing their positions through technology, marketing, distribution, or some other innovative means.
o FINANCIAL VALIDATION: Their returns - in the form of sales unit growth, rising operating margins, internal funding and other factors - demonstrate exceptional growth and leadership.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. The prices of securities of smaller companies tend to move up and down more rapidly than securities of larger, more established companies. When a Fund concentrates its investments in the securities of smaller companies, the price of Fund shares tends to fluctuate more than it would if the Fund invested in securities of larger companies.

[KEY ICON] INVESCO ADVANTAGE FUND -- CLASS A, B AND C

The Fund seeks long-term capital growth. It is aggressively managed. The Fund is not restricted to investing in companies of any particular market capitalization. The Fund is not constrained to any particular investment style or analysis. It invests at least 65% of its assets in securities that, at the time of purchase, INVESCO believes will give the Fund an investment advantage, i.e., an unusual development in a company, group of companies, or market segment which INVESCO believes has the potential for above-average growth in revenues and earnings and has favorable prospects for future growth based on company or industry fundamentals.

However, if market conditions dictate that advantageous investment opportunities lie elsewhere, the Fund may at times also hold substantial amounts of value securities, dividend-paying common stocks, cash equivalents, or derivatives related thereto. The Fund is not limited as to the markets in which it may invest either as to location or type such as small cap or large cap, domestic or foreign. Nor is the Fund limited as to the investment style employed, for example growth or value, or the analysis employed in selecting investments, for example bottom up or top down. The Fund may at times engage in strategies based on technical analysis of specific companies, groups of companies, or market segments. In seeking long-term capital growth, the Fund aggressively pursues maximum investment returns in all economic and market environments. Therefore, the Fund has the flexibility to adopt a value bias, move substantially to cash, or assume a substantial short position if growth stocks are out of favor. The Fund will opportunistically pursue maximum investment return by investing in, and at times aggressively trading in, growth stocks, value stocks, dividend-paying common stocks, exchange-traded funds, options, futures, and high yield debt securities.

The Fund will invest primarily in exchange-listed marketable securities, although the Fund may also invest in privately placed securities or other securities that are illiquid, to the extent permitted by the Investment Company Act of 1940.

Advantageous situations may involve:
o a technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts;
o changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in the scope or nature of foreign competition or development of an emerging industry;
o new or changed management, or material changes in management policies;
o reorganizations, recapitalizations, mergers and liquidations;
o significant economic or political occurrences, including changes in foreign or domestic import and tax laws or other regulations;
o periods of volatility or changing volatility in the equity markets; or
o other events, including a major change in demographic patterns, favorable litigation settlements, or natural disasters.

Although large and well-known companies may be involved, advantageous investment opportunities often involve comparatively small or unseasoned companies. Investments in unseasoned companies and potentially advantageous situations often involve much greater risk than investments in other securities. Advantageous situations involve change, and, although INVESCO believes that changes will provide the Fund with an investment advantage, changes are inherently unpredictable and may not ultimately develop to the benefit of the Fund.

A principal investment technique of the Fund is to "sell short" significant amounts of securities. In a short sale, the Fund sells a security it does not own in expectation that its price will decline by the time the Fund closes out the short position by purchasing the security at the then-prevailing market price. When the Fund sells a security short, INVESCO believes that the security sold short will decrease in value more quickly than the market as a whole.

The Fund may, from time to time, discontinue public sales of its shares to new investors. Existing shareholders of a Fund who maintain open accounts would be permitted to make additional investments in the Fund. During any closed period, the Fund may impose different standards for additional investments. Also, during a closed period, the Fund will continue to pay Rule 12b-1 fees. The Fund may also choose to resume sales of shares to new investors.

The Fund is subject to other principal risks such as those associated with derivatives, including options and futures. The Fund will use derivatives to hedge certain risks in the portfolio and to attempt to enhance Fund performance. Although the performance of derivatives is tied to that of the market, there is a risk that derivatives will not perform as expected. In addition, there is a risk that parties with whom the Fund enters into derivatives transactions will not be able to perform their obligations to the Fund. The Fund may borrow to buy securities. To the extent that the Fund does borrow, the risk of loss is magnified if the value of the security purchased decreases. The Fund will invest in securities of non-U.S. issuers, which generally carry not only market risks, but also risks that are not present with investing in U.S. securities. The Fund is also not diversified, which means that it may concentrate its investments in the securities of a comparatively small number of issuers. Changes in the prices of those securities will have a greater impact on the price of Fund shares than if the Fund was invested in a wider range of securities.

In addition, the Fund is subject to other principal risks such as market, liquidity, counterparty, foreign securities, lack of timely information and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With Advantage Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in the Fund.

[KEY ICON] INVESCO ADVANTAGE GLOBAL HEALTH SCIENCES FUND --
           CLASS A, B AND C

The Fund seeks capital growth. It is aggressively managed. The Fund invests at least 80% of its assets in the equity securities and equity-related instruments of companies that develop, produce or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies. A portion of the Fund's assets is not required to be invested in the health sciences sector. To determine whether a potential investment is truly doing business in the health sciences sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the health sciences sector;
o At least 50% of its assets must be devoted to producing revenues from the health sciences sector; or
o Based on other available information, we determine that its primary business is within the health sciences sector.

The Fund will, under normal circumstances, invest primarily in issuers from at least three different countries, including the United States. The Fund may at times invest in fewer than three countries or even a single country. We define a "foreign" company as one that has its principal business activities outside of the United States. Since many companies do business all over the world, including in the United States, we look at several factors to determine where a company's principal business activities are located, including:

o The physical location of the company's management personnel; and
o Whether more than 50% of its assets are located outside the United States; or
o Whether more than 50% of its income is earned outside the United States.

We target strongly managed, innovative companies with new or dominant products. INVESCO attempts to blend well-established health care firms with faster-growing, more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the portfolio and represent core holdings in the Fund. The Fund also invests in high growth, earlier stage companies whose future profitability could be dependent upon increasing market shares from one or a few key products. The companies often have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices, and could have an adverse impact upon the companies' future growth and profitability.

Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

The Fund is not restricted to investing in companies of any particular market capitalization. It invests primarily in the securities of companies that INVESCO
believes  will  give  the  Fund  an  investment  advantage,   i.e.,  an  unusual
development in a company or group of companies which INVESCO believes has the potential for above-average growth in revenues and earnings and has favorable prospects for future growth. Advantageous situations may involve:
o a technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts;
o changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in the scope or nature of foreign competition or development of an emerging industry;
o new or changed management, or material changes in management policies;
o reorganizations, recapitalizations, mergers and liquidations;
o significant economic or political occurrences, including changes in foreign or domestic import and tax laws or other regulations; or
o other events, including a major change in demographic patterns, favorable litigation settlements, or natural disasters.

Although large and well-known companies may be involved, advantageous investment opportunities more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and potentially advantageous situations often involve much greater risk than investments in other securities. Advantageous situations involve change, and, although INVESCO believes that changes will provide the Fund with an investment advantage, changes are inherently unpredictable and may not ultimately develop to the benefit of the Fund.


As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds and the value of its portfolio investments and consequently an investment in the Fund tend to go up and down more rapidly.

A principal investment technique of the Fund is to "sell short" significant amounts of securities. In a short sale, the Fund sells a security it does not own in expectation that its price will decline by the time the Fund closes out the short position by purchasing the security at the then-prevailing market price. When the Fund sells a security short, INVESCO believes that the security sold short will decrease in value more quickly than the market as a whole.

The Fund may, from time to time, discontinue public sales of its shares to new investors. Existing shareholders of a Fund who maintain open accounts would be permitted to make additional investments in the Fund. During any closed period, the Fund may impose different standards for additional investments. Also, during a closed period, the Fund will continue to pay Rule 12b-1 fees. The Fund may also choose to resume sales of shares to new investors.

The Fund is subject to other principal risks such as those associated with derivatives, including options and futures. The Fund will use derivatives to hedge certain risks in the portfolio and to attempt to enhance Fund performance. Although the performance of derivatives is tied to that of the market, there is a risk that derivatives will not perform as expected. In addition, there is a risk that parties with whom the Fund enters into derivatives transactions will not be able to perform their obligations to the Fund. The Fund may borrow to buy securities. To the extent that the Fund does borrow, the risk of loss is magnified if the value of the security purchased decreases. The Fund will invest in securities of non-U.S. issuers, which generally carry not only market risks, but also risks that are not present with investing in U.S. securities. The Fund is also not diversified, which means that it may concentrate its investments in the securities of a comparatively small number of issuers. Changes in the prices of those securities will have a greater impact on the price of Fund shares than if the Fund was invested in a wider range of securities.

In addition, the Fund is subject to other principal risks such as market, liquidity, counterparty, foreign securities, lack of timely information and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With Advantage Global Health Sciences Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in the Fund.

[KEY ICON] INVESCO GLOBAL GROWTH FUND -- CLASS A, B AND C

The Fund seeks long-term capital growth. It is actively managed. The Fund invests at least 65% of its assets in common stocks throughout the world. The Fund invests in companies of all sizes and typically invests in issuers from at least three different countries, including the United States. The Fund may at times invest in fewer than three countries or even a single country. We define a "foreign" company as one that has its principal business activities outside of the United States. Since many companies do business all over the world, including in the United States, we look at several factors to determine where a company's principal business activities are located, including:

o The physical location of the company's management personnel; and
o Whether more than 50% of its assets are located outside the United States; or
o Whether more than 50% of its income is earned outside the United States; or
o Whether more than 50% of its revenue is earned outside the United States.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments are usually bought and sold relatively frequently.

The Fund will have significant exposure to foreign markets. As a result, the price of Fund shares may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. The Fund is subject to other principal risks such as emerging markets, market, liquidity, derivatives, options and futures, counterparty, lack of timely information and portfolio turnover risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Principal Risks Associated With Global Growth Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in the Fund.

[GRAPH ICON] FUND PERFORMANCE

Since Advantage and Global Growth Funds' shares were not offered until August 25, 2000, and November 29, 2000, respectively, the Funds do not yet have a full calendar year of performance. Accordingly, performance is not included for those Funds.

Advantage Global Health Sciences Fund ("AGHS Fund") is the successor to INVESCO Global Health Sciences Fund ("GHS Fund") pursuant to a reorganization that took place on May 16, 2001. As a result of the reorganization, GHS Fund shareholders received Class A shares of AGHS Fund. The performance information below is that of GHS Fund. GHS Fund was managed by INVESCO and had similar investment objectives and investment restrictions as AGHS Fund. Thus, performance of the Fund would have been similar except that the Fund's returns would have differed to the extent of differing levels of expenses. Also, GHS Fund was subject to different investment policies and strategies, such as different diversification requirements under the Investment Company Act of 1940, the ability to leverage, and the greater ability to short securities. If these policies were applied to AGHS Fund, the total returns shown would vary. IN THIS REGARD, THE RETURNS REFLECTED IN THE BAR CHART AND TABLE BELOW DO NOT REFLECT CLASS A, B OR C SHARES' TOTAL EXPENSES. IF THE EFFECT OF THESE EXPENSES WERE REFLECTED, THE RETURNS WOULD HAVE BEEN LOWER THAN THOSE SHOWN BECAUSE CLASS A, CLASS B AND CLASS C SHARES HAVE HIGHER TOTAL EXPENSES THAN GHS FUND.

The bar chart below shows the actual yearly performance of GHS Fund (commonly known as its "total return") for the years ended December 31 since inception. THE RETURNS IN THE BAR CHART DO NOT REFLECT THE SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B AND CLASS C SHARES; IF THEY DID, THE TOTAL RETURNS SHOWN WOULD BE LOWER. The table below shows average annual total returns of GHS Fund reduced to reflect the maximum applicable sales charge for Class A shares and the maximum applicable CDSCs for Class B and Class C shares, respectively, for various periods ended December 31, 2000, compared to the S&P Health Care Composite Index and the Morgan Stanley Health Care Product Index. THE CHART AND TABLE ALSO DO NOT REFLECT AN ASSET-BASED FEE IN EXCESS OF 0.25% OF AVERAGE NET ASSETS; IF THEY DID, THE TOTAL RETURNS SHOWN WOULD BE LOWER. The information in the chart and table illustrates the variability of GHS Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
                           GLOBAL HEALTH SCIENCES FUND
                    ACTUAL ANNUAL TOTAL RETURN(1),(3),(4),(5)
================================================================================
                               [GRAPHIC OMITTED]

  1993      1994      1995      1996      1997      1998      1999     2000
  (5.52%)   2.21%     67.34%    9.31%     17.52%    32.34%    (0.76%)  32.21%
--------------------------------------------------------------------------------
Best Calendar Qtr.   6/00       23.90%
Worst Calendar Qtr.  3/93      (14.56%)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                                              AVERAGE ANNUAL TOTAL RETURN
                                                                      AS OF 12/31/00
----------------------------------------------------------------------------------------------
                                                        1 YEAR     5 YEARS     SINCE INCEPTION
Global Health Sciences Fund
  Class A(1),(2)                                        24.92%     16.09%      13.99%(5)
  Class B(1),(2)                                        27.21%     17.20%      14.71%(5)
  Class C(1),(2)                                        31.21%     17.41%      14.71%(5)
S&P Health Care Composite Index(6)                      35.87%     25.60%      18.52%(5)
Morgan Stanley Health Care Product Index(6)             30.71%     26.50%      32.79%(7)

(1)  Total  return  figures  include  reinvested   dividends  and  capital  gain
     distributions.

(2) The total returns are for GHS Fund, which reorganized into AGHS Fund's Class A shares on May 16, 2001. If the effect of Class A's, Class B's and Class C's total expenses, including the 12b-1 fee, were reflected, returns would be lower than those shown. Returns have been adjusted to include the effect of Class A's front-end sales charge and Class B's and C's CDSC.

(3) The year-by-year returns are for GHS Fund and do not include the effect of Class A's front-end sales charge or Class B's or Class C's CDSC. If the effect of these sales charges were reflected, returns would be lower than those shown.

(4) The year-to-date return as of the calendar quarter ended September 30, 2001, of AGHS Fund was (23.90%).

(5) GHS Fund commenced investment operations on January 24, 1992. Index comparison for the S&P Health Care Composite Index begins on January 24, 1992.

(6) The S&P Health Care Composite Index is an unmanaged, capitalization-weighted index of all the health care-related stocks in the Standard & Poor's 500 Index. The Morgan Stanley Health Care Product Index is an unmanaged, equal-dollar weighted index of 26 companies involved in the business of pharmaceuticals, including biotechnology and medical technology. Please keep in mind that the indexes do not pay brokerage, management, administrative or distribution expenses, all of which are paid by the Fund and are reflected in its annual returns.

(7)  The Morgan  Stanley  Health Care  Product  Index  commenced on December 16,
     1994.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A, B or C shares of the Funds. If you invest in the Funds through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT
                                                        Class A    Class B    Class C
Maximum Front-End Sales Charge (Load)
  imposed on purchases (as a percentage of
  offering price)                                       5.50%      None       None
Maximum Contingent Deferred Sales Charge
  (CDSC) (as a percentage of the total original
  cost of the shares)                                   None(1)    5.00%(2)   1.00%(2)
Maximum Sales Charge on reinvested
  dividends/distributions                               None       None       None

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
                                                        Class A    Class B    Class C
ADVANTAGE FUND
Management Fees(3)                                      1.50%      1.50%      1.50%
Distribution and Service (12b-1) Fees(4)                0.35%      1.00%      1.00%
  Dividend Expenses Attributable to
   Securities Sold Short                                0.09%      0.14%      0.15%
  Other Expenses(5)                                     0.57%      0.81%      0.96%
                                                        -----      -----      -----
Total Other Expenses(5)                                 0.66%      0.95%      1.11%
                                                        -----      -----      -----
Total Annual Fund Operating Expenses(5)                 2.51%      3.45%      3.61%
                                                        =====      =====      =====

ADVANTAGE GLOBAL HEALTH SCIENCES FUND
Management Fees(3),(6)                                  1.50%      1.50%      1.50%
Distribution and Service (12b-1) Fees(4),(6)            0.35%      1.00%      1.00%
  Dividend Expenses Attributable to
   Securities Sold Short                                0.05%      0.05%(7)   0.05%(7)
  Other Expenses(5),(6)                                 0.42%      0.42%(7)   0.42%(7)
                                                        -----      -----      -----
Total Other Expenses(5),(6)                             0.47%      0.47%(7)   0.47%(7)
                                                        -----      -----      -----
Total Annual Fund Operating Expenses(5),(6)             2.32%      2.97%(7)   2.97%(7)
                                                        =====      =====      =====
GLOBAL GROWTH FUND
Management Fees(8)                                      1.00%      1.00%      1.00%
Distribution and Service (12b-1) Fees(4),(8)            0.35%      1.00%      1.00%
Other Expenses(5),(8)                                   3.08%      3.35%      4.11%
                                                        -----      -----      -----
Total Annual Fund Operating Expenses(5),(8)             4.43%      5.35%      6.11%
                                                        =====      =====      =====

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

(3) The Fund's annual base management fee is 1.50% of the Fund's daily average net assets. On a monthly basis, the base fee either will remain unadjusted or will be adjusted up or down depending upon the investment performance of the Class A shares of Advantage Fund compared to the investment performance of the Russell 3000 Index and the Class A shares of Advantage Global Health Sciences Fund compared to the investment performance of the Morgan Stanley Health Care Product Index (the "Indexes"). The maximum or minimum adjustment over any twelve-month period will be 1%. As a result, the Fund could pay an annualized management fee that ranges from 0.50% to 2.50% of the Fund's average daily net assets. During the first twelve months of the Fund's operations, the management fee is charged at the base fee of 1.50%, with no performance adjustment made. Please see the section entitled "Fund Management--Performance-Based Fee."

(4) Because each Class pays a 12b-1 distribution and service fee which is based upon the Fund's assets, if you own shares of the Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(5) Each Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because their custodian fees were reduced under expense offset arrangements.

(6) The expense information has been restated from the financial statements to reflect a change in the Management, Distribution and Service (12b-1), Administrative Services, Transfer Agent and NYSE Listing fees since the
     Advantage Global Health Sciences Fund became an open-end management investment company on May 16, 2001. Because GHS Fund was reorganized as AGHS Fund, an open-end fund, expenses no longer reflect an NYSE Listing fee.

(7) Based on estimated expenses for the current fiscal year, which may be more representative than actual expenses shown in the financial highlights due to the relatively short period from inception of Class B and C shares on May 16, 2001, through August 31, 2001.

(8) Annualized from November 29, 2000, commencement of investment operations, to August 31, 2001.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Class A, B, and C shares of the Fund to the cost of investing in other mutual funds.

The Examples assume that you invested $10,000 in the Class A, B or C shares of the Funds for the time periods indicated. The first Example assumes that you redeem all of your shares at the end of those periods. The second Example assumes that you keep your shares. Both Examples also assume that your investment had a hypothetical 5% return each year and that the Funds' Class A, B and C shares' operating expenses remain the same. Although the actual costs and performance of the Funds' Class A, B and C shares may be higher or lower, based on these assumptions your costs would be:

IF SHARES ARE REDEEMED              1 Year     3 Years     5 Years     10 Years
Advantage Fund
Class A(1)                          $  790     $1,289      $1,812      $3,239
Class B(1)                          $  848     $1,359      $1,993      $3,519(2)
Class C(1)                          $  464     $1,106      $1,869      $3,871

Advantage Global Health Sciences Fund
Class A(1)                          $  772     $1,235      $1,722      $3,060
Class B(1)                          $  800     $1,218      $1,762      $3,137(2)
Class C(1)                          $  400     $  918      $1,562      $3,290

Global Growth Fund
Class A(1)                          $  970     $1,817      $2,673      $4,858
Class B(1)                          $1,034     $1,897      $2,852      $5,087(2)
Class C(1)                          $  708     $1,803      $2,971      $5,781


IF SHARES ARE NOT REDEEMED          1 Year     3 Years     5 Years     10 Years
Advantage Fund
Class A(1)                          $  790     $1,289      $1,812      $3,239
Class B                             $  348     $1,059      $1,793      $3,519(2)
Class C                             $  364     $1,106      $1,869      $3,871

Advantage Global Health Sciences Fund
Class A(1)                          $  772     $1,235      $1,722      $3,060
Class B                             $  300     $  918      $1,562      $3,137(2)
Class C                             $  300     $  918      $1,562      $3,290

Global Growth Fund
Class A(1)                          $  970     $1,817      $2,673      $4,858
Class B                             $  534     $1,597      $2,652      $5,087(2)
Class C                             $  608     $1,803      $2,971      $5,781

(1) Based on initial sales charges with respect to Class A shares at the beginning of each period shown and applicable CDSC charges for Class B and C shares based on redemptions at the end of each period shown. Please see "How To Buy Shares."

(2)  Assumes conversion of Class B to Class A at the end of the eighth year.

[ARROWS ICON] INVESTMENT RISKS

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Funds, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH ADVANTAGE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

NON-DIVERSIFICATION RISK
A non-diversified fund is allowed to invest, with respect to 50% of its assets, more than 5% of its assets in the securities of any one issuer. Since the Fund is non-diversified, it may invest in fewer issuers than if it were a diversified fund. In addition, the Fund may invest a significant portion of its assets in securities of companies doing business in a comparatively small number of economic sectors. Because of these potential investment concentrations, the value of the Fund's shares may fluctuate more widely, and the Fund may be subject to greater market risk, than if the Fund invested more broadly.

SHORT SALES RISK
When the Fund sells a security short, it borrows the security in order to enter into the short sale transaction, and the proceeds of the sale may be used by the Fund as collateral for the borrowing to the extent necessary to meet margin requirements. The Fund may also be required to pay a premium to borrow the security.

Moreover, the Fund is required to maintain a segregated account with a broker or a custodian consisting of cash or highly liquid securities. Until the borrowed security is replaced, the Fund will maintain this account at a level so that the amount deposited in the account, plus the collateral deposited with the broker, will equal the current market value of the securities sold short.

LEVERAGE RISK
When the Fund borrows money to buy securities, it is engaging in a practice known as "leveraging." Leveraging may result from ordinary borrowings, or may be inherent in the structure of certain Fund investments. If the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securities, the net asset value of the Fund's shares will decrease faster than if the Fund had not used leveraging. To repay borrowings, the Fund may have to sell securities at a time and at a price that is unfavorable to the Fund. Interest on borrowings is an expense the Fund would not otherwise incur.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses are less volatile than those of mid-size businesses or small businesses. The Fund is free to invest in smaller companies or those that may otherwise be more volatile.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK
A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of holding positions in derivatives used as a hedging device is that the fluctuations in their values may not behave as anticipated with respect to the overall securities markets. The Fund may also use derivatives in an attempt to improve performance, although there is no guarantee that it will be successful in that effort. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others, and thus may increase market risk. Also, derivatives are subject to counterparty risk as described below.

OPTIONS AND FUTURES RISK
Options and futures are common types of derivatives that the Fund uses as an investment strategy as well as to hedge other positions in the Fund. An option is the right or obligation to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date. The use of options and futures may increase the performance of the Fund, but may also increase market risk.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may result in higher brokerage commissions and taxable capital gain distributions to the Fund's shareholders.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to the foregoing 25% limitation.

          CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

          POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

          REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

          DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

          TRANSACTION COSTS. The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those associated with domestic transactions.

          EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

          As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH ADVANTAGE GLOBAL HEALTH
              SCIENCES FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

NON-DIVERSIFICATION RISK
A non-diversified fund is allowed to invest, with respect to 50% of its assets, more than 5% of its assets in the securities of any one issuer. Since the Fund is non-diversified, it may invest in fewer issuers than if it were a diversified fund. In addition, the Fund may invest a significant portion of its assets in securities of companies doing business in a comparatively small number of economic sectors. Because of these potential investment concentrations, the value of the Fund's shares may fluctuate more widely, and the Fund may be subject to greater market risk, than if the Fund invested more broadly.

LEVERAGE RISK
When the Fund borrows money to buy securities, it is engaging in a practice known as "leveraging." Leveraging may result from ordinary borrowings, or may be inherent in the structure of certain Fund investments. If the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securities, the net asset value of the Fund's shares will decrease faster than if the Fund had not used leveraging. To repay borrowings, the Fund may have to sell securities at a time and at a price that is unfavorable to the Fund. Interest on borrowings is an expense the Fund would not otherwise incur.

SHORT SALES RISK
When the Fund sells a security short, it borrows the security in order to enter into the short sale transaction, and the proceeds of the sale may be used by the Fund as collateral for the borrowing to the extent necessary to meet margin requirements. The Fund may also be required to pay a premium to borrow the security.

Moreover, the Fund is required to maintain a segregated account with a broker or a custodian consisting of cash or highly liquid securities. Until the borrowed security is replaced, the Fund will maintain this account at a level so that the amount deposited in the account, plus the collateral deposited with the broker, will equal the current market value of the securities sold short.

DERIVATIVES RISK
A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of holding positions in derivatives used as a hedging device is that the fluctuations in their values may not behave as anticipated with respect to the overall securities markets. The Fund may also use derivatives in an attempt to improve performance, although there is no guarantee that it will be successful in that effort. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others, and thus may increase market risk. Also, derivatives are subject to counterparty risk as described below.

OPTIONS AND FUTURES RISK
Options and futures are common types of derivatives that the Fund uses as an investment strategy as well as to hedge other positions in the Fund. An option is the right or obligation to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date. The use of options and futures may increase the performance of the Fund, but may also increase market risk.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses are less volatile than those of mid-size businesses or small businesses. The Fund is free to invest in smaller companies or those that may otherwise be more volatile.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 100% of its assets in non-U.S. issuers.

          CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

          POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

          REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

          DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

          TRANSACTION COSTS. The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those associated with domestic transactions.

          EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

          As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may result in higher brokerage commissions and taxable gain distributions to the Fund's shareholders.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH GLOBAL GROWTH FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 100% of its assets in securities of non-U.S. issuers.

          CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

          POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

          REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

          DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

          TRANSACTION COSTS. The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those associated with domestic transactions.

          EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

          As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

EMERGING MARKETS RISK
Investments in emerging markets carry additional risks beyond typical investments in foreign securities. Emerging markets are countries that the international financial community considers to have developing economies and securities markets that are not as established as those in the United States. Emerging markets are generally considered to include every country in the world except the United States, Canada, Japan, Australia, New Zealand and nations in Western Europe (other than Greece, Portugal and Turkey).

Investments in emerging markets have a higher degree of risk than investments in more established markets. These countries generally have a greater degree of social, political and economic instability than do developed markets. Governments of emerging market countries tend to exercise more authority over private business activities, and, in many cases, either own or control large businesses in those countries. Businesses in emerging markets may be subject to nationalization or confiscatory tax legislation that could result in investors -- including the Fund -- losing their entire investment. Emerging markets often have a great deal of social tension. Authoritarian governments and military involvement in government is common. In such markets, there is often social unrest, including insurgencies and terrorist activities.

Economically, emerging markets are generally dependent upon foreign trade and foreign investment. Many of these countries have borrowed significantly from foreign banks and governments. These debt obligations can affect not only the economy of a developing country, but its social and political stability as well.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses are less volatile than those of mid-size businesses or small businesses. The Fund is free to invest in smaller companies or those that may otherwise be more volatile.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK
A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of holding positions in derivatives used as a hedging device is that the fluctuations in their values may not behave as anticipated with respect to the overall securities markets. The Fund may also use derivatives in an attempt to improve performance, although there is no guarantee that it will be successful in that effort. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others, and thus may increase market risk. Also, derivatives are subject to counterparty risk as described below.

OPTIONS AND FUTURES RISK
Options and futures are common types of derivatives that the Fund uses as an investment strategy as well as to hedge other positions in the Fund. An option is the right or obligation to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date. The use of options and futures may increase the performance of the Fund, but may also increase market risk.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may result in higher brokerage commissions and taxable gain distributions to the Fund's shareholders.

                 ______________________________________________

Although the Funds generally invest in publicly traded equity securities, the Funds also may invest in other types of securities and other financial instruments indicated in the chart on the following page. Although these investments typically are not part of a Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.


--------------------------------------------------------------------------------
INVESTMENT                                              RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)
These are securities issued by U.S.                     Market,
banks that represent shares of foreign                  Information,
corporations held by those banks.                       Political,
Although traded in U.S. securities mar-                 Regulatory,
kets and valued in U.S. dollars, ADRs                   Diplomatic,
carry most of the risks of investing                    Liquidity and
directly in foreign securities.                         Currency Risks
--------------------------------------------------------------------------------
DELAYED DELIVERY OR WHEN-ISSUED SECURITIES
Ordinarily, the Fund purchases securities               Market Risk
and pays for them in cash at the normal trade
settlement time. When the Fund purchases a
delayed delivery or when-issued security, it
promises to pay in the future - for example,
when the security is actually available for
delivery to the Fund. The Fund's obligation
to pay is usually fixed when the Fund promises
to pay. Between the date the Fund promises
to pay and the date the securities are actually
received, the Fund bears the risk that the market
value of the when-issued security may decline.
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS
A contract to exchange an amount of                     Currency,
currency on a date in the future at an                  Political,
agreed-upon exchange rate might be used                 Diplomatic,
by the Fund to hedge against changes in                 Counterparty and
foreign currency exchange rates when the                Regulatory Risks
Fund invests in foreign securities.
Such contracts do not reduce price fluc-
tuations in foreign securities, or prevent
losses if the prices of those securities
decline.
--------------------------------------------------------------------------------
FUTURES
A futures contract is an agreement to buy               Market,
or sell a specific amount of a financial                Liquidity and
instrument (such as an index option) at a               Options and
stated price on a stated date. The Fund                 Futures Risks
may use futures contracts to provide
liquidity, to hedge portfolio value or
to gain exposure to the underlying security
or index.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT                                              RISKS
--------------------------------------------------------------------------------
ILLIQUID SECURITIES
A security that cannot be sold quickly at               Liquidity Risk
its fair value.
--------------------------------------------------------------------------------
OPTIONS
The obligation or right to deliver or                   Information,
receive a security or other instrument,                 Liquidity and
index or commodity, or cash payment                     Options and
depending on the price of the underlying                Futures Risks
security or the performance of an index
or other benchmark. Includes options on
specific securities and stock indices,
and options on stock index futures. May
be used in the Fund's portfolio to provide
liquidity, to hedge portfolio value or to
gain exposure to the underlying security
or index.
--------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS
These may include forward contracts,                    Counterparty,
swaps, caps, floors and collars.  They                  Currency,
may be used to try to manage the Fund's                 Liquidity,
foreign currency exposure and other                     Market and
investment risks, which can cause its                   Regulatory Risks
net asset value to rise or fall.  The
Fund may use these financial
instruments, commonly known as
"derivatives," to increase or decrease
its exposure to changing securities
prices, interest rates, currency
exchange rates or other factors.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller of a                  Counterparty Risk
security agrees to buy it back at an
agreed-upon price and time in the future.
--------------------------------------------------------------------------------
RESTRICTED SECURITIES/PRIVATE PLACEMENTS
Securities that are not registered, but                 Liquidity Risk
which are bought and sold solely by
institutional investors.  The Fund considers
many Rule 144A securities to be "liquid,"
although the market for such securities
typically is less active than the public
securities markets.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of a Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of a Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Funds' portfolios. Therefore, some of the Funds may have a higher portfolio turnover rate than many other mutual funds. The Funds with higher-than-average portfolio turnovers for the fiscal year/period ended August 31, 2001, were:

       Advantage Fund                           1,713%(1),(2)
       Advantage Global Health Sciences Fund    183%(2)
       Global Growth Fund                       257%(2)

(1) Portfolio turnover is greater than most funds due to the investment style of the Fund.

(2) The increase in the portfolio turnover rate was primarily due to responses to market conditions.

A portfolio turnover rate of 200% is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable capital gain distributions to a Fund's shareholders.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $361.3 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Funds. INVESCO was founded in 1932 and manages over $29 billion for more than 3,267,247 shareholder accounts in 47 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

PERFORMANCE-BASED  FEE  (ADVANTAGE  AND ADVANTAGE  GLOBAL HEALTH  SCIENCES FUNDS
ONLY)

INVESCO receives a management fee from the Funds that is comprised of two components. The first component is an annual base fee equal to 1.50% of the Fund's average daily net assets. The second component is a performance adjustment that either increases or decreases the base fee, depending on how a Fund's Class A shares have performed relative to the Index. The maximum performance adjustment upward or downward is 1.00% annually. Depending on the performance of a Fund, during any fiscal year INVESCO may receive as much as 2.50% or as little as 0.50% in management fees. During the first twelve months of each Fund's operations, the management fee was charged at the base fee of 1.50% with no performance adjustment.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended August 31, 2001:

--------------------------------------------------------------------------------
                                                 ADVISORY FEE AS A PERCENTAGE
                                                     OF AVERAGE ANNUAL NET
FUND                                                ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
Advantage Fund                                               1.50%
Advantage Global Health Sciences Fund                        1.50%
Global Growth Fund                                           1.00%(1)

(1)  Annualized from November 29, 2000 through August 31, 2001.

[INVESCO ICON] PORTFOLIO MANAGERS

The  following   individuals  are  primarily   responsible  for  the  day-to-day
management of their Fund's portfolio holdings:

THOMAS R. SAMUELSON, vice president of INVESCO, is the portfolio manager of the Advantage Fund. Before rejoining INVESCO in 2000, Mr. Samuelson was president of Denver Energy Advisors and managing director of Eastgate Management, both energy hedge funds. He is a Chartered Financial Analyst. Mr. Samuelson holds an M.B.A. and a B.S. from the University of Tulsa.

THOMAS R. WALD, vice president of INVESCO, is the portfolio manager of the Advantage Global Health Sciences Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a Chartered Financial Analyst. Mr. Wald holds an M.B.A. from Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

DOUGLAS J. MCELDOWNEY, vice president of INVESCO, is the portfolio manager of Global Growth Fund. Before joining INVESCO in 1999, Doug was with Bank of America Investment Management, Inc. and Sun Trust Banks, Inc. He is a Chartered Financial Analyst and Certified Public Accountant. Doug holds an M.B.A. from the Crummer Graduate School at Rollins College and a B.B.A. in Finance from the University of Kentucky.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR SHORT-TERM TRADING PURPOSES.

The Funds offer shareholders the potential to increase the value of their capital over time. Like most mutual funds, the Funds seek to provide higher returns than the market or its competitors, but cannot guarantee that performance.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in the Funds is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:
o are experienced investors or have obtained the advice of an investment professional.
o are willing to accept the additional risks entailed in the investment policies of the Funds.
o understand that shares of the Funds can, and likely will, have daily price fluctuations.
o are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You  probably  do not want to  invest  in the  Funds if you are:
o unaccustomed to potentially volatile investments (Advantage and Advantage Global Health Sciences Funds only).
o primarily seeking current dividend income.
o unwilling to accept the additional risks entailed in the investment policies of the Funds and potential significant changes in the price of Fund shares as a result of those policies.
o speculating on short-term fluctuations in the stock markets.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S. and Good Friday.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Because their expenses vary, NAV is determined separately for each class.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO or your financial intermediary receives proper instructions from you to purchase, redeem or exchange shares of the Fund. Instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO or your financial intermediary hears from you after that time, the instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Fund offers multiple classes of shares. The chart in this section shows several convenient ways to invest in the Class A, B and C shares of the Fund if you invest directly with INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales Charges." In addition, if you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. In addition, with respect to Class B and C shares, upon redemption of Class B shares held six years or less or Class C shares held thirteen months or less, a CDSC of 1% - 5% for Class B shares or 1% for Class C shares of the amount of the total original cost of Class B or Class C shares at the time of purchase may be assessed. In determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B or C shares acquired through reinvestment of dividends or other distributions, or Class A, B or C shares exchanged for the same class of another INVESCO Fund. If you invest in the Fund through a financial intermediary, please consult your financial intermediary for information on how to purchase shares of the Fund. You may be charged a commission or transaction fee by your financial intermediary for purchases of Fund shares.

For all new accounts, please send a completed application form and specify the fund or funds and the class or classes you wish to purchase.

A share of each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

INVESCO reserves the right to increase, reduce or waive the Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to a Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

The following chart shows several ways to invest in the Fund if you invest directly through INVESCO.

METHOD                          INVESTMENT MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                        Advantage and           INVESCO does not
Mail to:                        Advantage Glo-          accept cash,
INVESCO Funds Group,            bal Health              credit cards,
Inc.,                           Sciences Funds:         travelers'
P.O. Box 17970,                 $10,000 for             cheques, credit
Denver, CO 80217.               regular                 card checks,
You may send your check         accounts;               instant loan
by overnight courier to:        $1,000 for each         checks, money
4350 South Monaco Street        subsequent              orders or third
Denver, CO 80237.               investment; $500        party checks
                                for an IRA; $250        unless it is from
                                for each                another financial
                                subsequent IRA          institution
                                investment.             related to a
                                                        retirement plan
                                                        transfer.
                                Global Growth
                                Fund:
                                $1,000 for
                                regular accounts;
                                $50 for each
                                subsequent
                                investment.
                                $250 for an IRA;
                                $50 for each
                                subsequent IRA
                                investment.
--------------------------------------------------------------------------------

METHOD                          INVESTMENT MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------
BY WIRE                         Advantage and
You may send your               Advantage Glo-
payment by                      bal Health
bank wire (call                 Sciences Funds:
1-800-328-2234 for              $10,000 for
instructions).                  regular accounts;
                                $1,000 for each
                                subsequent
                                investment. $500
                                for an IRA; $250
                                for each
                                subsequent IRA
                                investment.

                                Global Growth
                                Fund:
                                $1,000 for
                                regular accounts;
                                $50 for each
                                subsequent
                                investment.
                                $250 for an IRA;
                                $50 for each
                                subsequent IRA
                                investment.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH           Advantage and           You must provide
Call 1-800-328-2234 to          Advantage Glo-          your bank account
request your purchase           bal Health              information to
Upon your telephone             Sciences Funds:         INVESCO prior to
instructions, INVESCO           $10,000 for             using this option.
will move money                 regular accounts;
from your designated            $1,000 for each
bank/credit union               subsequent
checking or savings             investment. $500
account in order to             for an IRA; $250
purchase shares.                for each
                                subsequent IRA
                                investment.

                                Global Growth
                                Fund:
                                $1,000 for
                                regular accounts;
                                $50 for each
                                subsequent
                                investment.
                                $250 for an IRA;
                                $50 for each
                                subsequent IRA
                                investment.
--------------------------------------------------------------------------------

METHOD                          INVESTMENT MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------
REGULAR INVESTING WITH          All Funds               Like all regular
EASIVEST OR DIRECT              $50 per month           investment plans,
PAYROLL PURCHASE                for EasiVest;           neither EasiVest
You may enroll on your          $50 per pay             nor Direct Payroll
fund application, or            period for              Purchase ensures a
call us for a separate          Direct Payroll          profit or protects
form and more details.          Purchase. You           against loss
Investing the same              may start or            in a falling mar-
amount on a monthly             stop your               ket. Because
basis allows you to buy         regular                 you'll invest
more shares when prices         investment plan         continually,
are low and fewer               at any time with        regardless of
shares when prices are          two weeks'              varying price
high. This "dollar cost         notice to               levels, consider
averaging" may help             INVESCO.                your financial
offset market                                           ability to keep
fluctuations. Over a                                    buying through low
period of time, your                                    price levels. And
average cost per share                                  remember that you
may be less than the                                    will lose money if
actual average net                                      you redeem your
asset value per share.                                  shares when the
                                                        market value of
                                                        all your shares is
                                                        less than their
                                                        cost.
--------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE        $50 for                 You must provide
WITH ACH                        subsequent              your bank account
Automated transactions          investments.            information to INVESCO
by telephone are                                        prior to using this
available 24 hours                                      option. Automated trans-
a day. Simply call                                      ations are limited to
1-800-424-8085                                          a maximum of $25,000.
--------------------------------------------------------------------------------
BY EXCHANGE                     Advantage and           See "Exchange
Between the same class          Advantage Glo-          Policy."
of any two INVESCO              bal Health
funds. Call                     Sciences Funds:
1-800-328-2234 for              $10,000 for
prospectuses of other           regular accounts;
INVESCO funds.                  $1,000 for each
Exchanges may be made           subsequent
by telephone. You may           investment. $500
also establish an               for an IRA; $250
automatic monthly               for each
exchange service                subsequent IRA
between two INVESCO             investment.
funds; call us for
further details and the         Global Growth
correct form.                   Fund:
                                $1,000 for
                                regular accounts;
                                $50 for each
                                subsequent
                                investment.
                                $250 for an IRA;
                                $50 for each
                                subsequent IRA
                                investment.

EXCHANGE POLICY. You may exchange your shares in a Fund for shares of the same class of another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. You will not pay a sales charge when exchanging Class B shares for other Class B shares or Class C shares for other Class C shares. If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating any CDSC that may be assessed upon a subsequent redemption.

We have the following policies governing all exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of each Fund per twelve-month period, but you may be subject to the initial sales charge described below.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

CHOOSING A SHARE CLASS. The Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to that class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any assistance you may receive in making your investment determination. Your financial intermediary can help you decide among the various classes. Please contact your financial intermediary for several convenient ways to invest in the Fund. Shares of the Fund are available primarily through your financial intermediary.

In addition, you should also consider the factors below:

                                 Class A                Class B               Class C

Initial Sales Charge             5.50%                  None                  None

CDSC                             1% if you pur-         1% - 5% for           1% for shares
                                 chase $1,000,000       shares held less      held less than 13
                                 or more and hold       than 6 years.         months.
                                 those shares less
                                 than 18 months.

                                 Class A                Class B               Class C

12b-1 Fee                        0.35%                  1.00%                 1.00%



Conversion                       No                     Yes(1)                No

Purchase Order Maximum           None                   $250,000              $1,000,000
                                                        or less               or less

(1) Converts to Class A shares after eight years along with the pro rata portion of its reinvested dividends and distributions.

SALES CHARGES
Sales charges on Class A shares of the Funds are detailed below. As used below, the term "offering price" with respect to Class A shares includes the initial sales charge.

INITIAL SALES CHARGES. Class A shares of the Funds are subject to the following initial sales charges:

                                                   INVESTOR'S SALES CHARGE
     AMOUNT OF INVESTMENT                       AS A % OF          AS A % OF
     IN A SINGLE TRANSACTION                    OFFERING PRICE     INVESTMENT

     Less than                   $   25,000     5.50%              5.82%
     $25,000 but less than       $   50,000     5.25%              5.54%
     $50,000 but less than       $  100,000     4.75%              4.99%
     $100,000 but less than      $  250,000     3.75%              3.90%
     $250,000 but less than      $  500,000     3.00%              3.09%
     $500,000 but less than      $1,000,000     2.00%              2.04%
     $1,000,000 or more                         NAV                NAV

CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem or exchange them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If your holding period is less than eighteen months, the CDSC may be assessed on the amount of the total original cost of the shares.

CDSC FOR CLASS B AND CLASS C SHARES. You purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages. If your holding period is less than six years for Class B and thirteen months for Class C shares, the CDSC may be assessed on the amount of the total original cost of the shares.

YEAR SINCE PURCHASE MADE         CLASS B     CLASS C
First                            5%          1%(1)
Second                           4%          None
Third                            3%          None
Fourth                           3%          None
Fifth                            2%          None
Sixth                            1%          None
Seventh and following            None(2)     None

(1)  The first year will consist of the first thirteen months.

(2)  Class B shares convert to Class A shares after eight years.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

     REDUCED SALES CHARGES. You may be eligible to buy Class A shares at reduced initial sales charge rates under Right of Accumulation or Letter of Intent under certain circumstances.

          RIGHT OF ACCUMULATION. You may combine your new purchases of Class A shares with Class A shares that were previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

          LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

     INITIAL SALES CHARGE/CDSC EXCEPTIONS
     You will not pay initial sales charges:
     o on shares purchased by reinvesting dividends and distributions;
     o when exchanging shares among certain INVESCO funds;
     o when using the reinstatement privilege;
     o when a merger, consolidation, or acquisition of assets of an INVESCO fund occurs; and
     o upon automatic conversion of Class B to Class A.

     You will not pay a CDSC:
     o if you purchase less than $1,000,000 of Class A shares;
     o if you purchase $1,000,000 or more of Class A shares and hold those shares or more than eighteen months;
     o if you redeem Class B shares you held for more than six years;
     o if you redeem Class C shares you held for more than thirteen months;
     o if you participate in the periodic withdrawal program and withdraw up to 10% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal.
     o if you redeem shares acquired through reinvestment of dividends and distributions;
     o on increases in the net asset value of your shares;
     o to pay account fees;
     o for IRA distributions due to death or disability or periodic distributions based on life expectancy;
     o to return excess contributions  (and  earnings,   if  applicable)  from
       retirement plan accounts; or
     o for redemptions following the death of a shareholder or beneficial owner.

There may be other situations when you may be able to purchase or redeem shares at reduced or no sales charges. Consult the Funds' Statement of Additional Information for further details.

DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan and Agreement (commonly known as a "12b-1 Plan") for each class of shares of the Funds. The 12b-1 fees paid by each Fund's class of shares are used to pay distribution and service fees to IDI for the sale and distribution of the Funds' shares and to pay for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. Because each Fund's shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

Under each Plan, each Fund's payments are limited to an amount computed at each Class's applicable 12b-1 fee. If distribution expenses for a Fund exceed these computed amounts, INVESCO pays the difference.

[INVESCO ICON] YOUR ACCOUNT SERVICES

With the exception of householding, the following information pertains only to shareholders who hold their shares directly through INVESCO.

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Funds do not issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You or your financial intermediary may buy, exchange and sell Fund shares by telephone, unless these privileges are specifically declined when the INVESCO new account Application is filled out.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

HOUSEHOLDING. To save money for the Funds, INVESCO will send only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON] HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through INVESCO. If you invest in a Fund through a financial intermediary, please consult your financial intermediary for information on how to sell shares of the Fund. You may be charged a commission or transaction fee by your financial intermediary for sales of Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell in proper form is received by INVESCO. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

You may be charged a CDSC at the time of redemption, depending on how long you have held your shares. If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. In addition, with respect to Class B and C shares, upon redemption of Class B shares held six years or less or Class C shares held thirteen months or less, a CDSC of 1% - 5% for Class B shares or 1% for Class C shares of the amount of the total original cost of the shares at the time of purchase may be assessed. In determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B or C shares acquired through reinvestment of dividends or other distributions, or Class A, B or C shares exchanged for the same class of another INVESCO Fund.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 12 business days.

Because of the Funds' expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $250 or more.

REDEMPTION FEES. Except for any applicable CDSC, we will not charge you any fees to redeem your shares; however, your financial intermediary may charge service fees for handling these transactions.

REINSTATEMENT PRIVILEGE (CLASS A AND CLASS B ONLY). You may, within 90 days after you sell Class A or Class B shares, reinvest all or part of your redemption proceeds in Class A shares in a Fund at net asset value in an identically registered account. You will not pay any sales charges on the amount reinvested. In addition, if you had paid a CDSC on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify INVESCO in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per calendar year.

The following chart shows several ways to sell your shares of the Funds if you invest directly through INVESCO.

--------------------------------------------------------------------------------
METHOD                  REDEMPTION MINIMUM         PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE            $250 (or, if less,         INVESCO's telephone
Call us toll-free       full liquidation           redemption
at:                     of the account)            privileges may be
1-800-328-2234.         for a redemption           modified or
                        check.                     terminated in the
                                                   future at INVESCO's
                                                   discretion. The
                                                   maximum amount
                                                   which may be
                                                   redeemed by
                                                   telephone is
                                                   generally $25,000.
--------------------------------------------------------------------------------
IN WRITING              Any amount.                The redemption
Mail your request to                               request must be
INVESCO Funds Group,                               signed by all
Inc., P.O. Box                                     registered account
17970, Denver, CO                                  owners. Payment
80217. You may also                                will be mailed to
send your request by                               your address as it
overnight courier to                               appears on
4350 South Monaco                                  INVESCO's records,
Street, Denver, CO                                 or to a bank
80237.                                             designated by you
                                                   in writing.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH   $250.                      You must provide
Call 1-800-328-2234                                your bank account
to request your                                    information to
redemption.                                        INVESCO prior to
                                                   using this option.
                                                   INVESCO will
                                                   automatically pay
                                                   the proceeds into
                                                   your designated
                                                   bank account.
--------------------------------------------------------------------------------
BY PERSONAL ACCOUNT     $50.                       Be sure to write down
LINE WITH ACH                                      the confirmation number
Automated transactions                             provided to you. You must
by telephone are                                   provide your bank account
available 24 hours                                 information to INVESCO prior
a day. Simply call                                 to using this option.
1-800-424-8085
--------------------------------------------------------------------------------
PERIODIC WITHDRAWAL     $100 per payment           You must have at
PLAN                    on a monthly or            least $10,000 total
You may call us to      quarterly basis.           invested with the
request the                                        INVESCO funds with
appropriate form and                               at least $5,000 of
more information at                                that total invested
1-800-328-2234.                                    in the fund from
                                                   which withdrawals
                                                   will be made.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METHOD                  REDEMPTION MINIMUM         PLEASE REMEMBER
--------------------------------------------------------------------------------
PAYMENT TO THIRD        Any amount.                All registered
PARTY                                              account owners must
Mail your request to                               sign the request,
INVESCO                                            with signature
Funds Group, Inc.,                                 guarantees from an
P.O. Box 17970,                                    eligible guarantor
Denver, CO 80217.                                  financial
                                                   institution, such
                                                   as a commercial
                                                   bank or a
                                                   recognized national
                                                   or regional
                                                   securities firm.

[GRAPH ICON] TAXES

Everyone's tax status is unique. We encourage you to consult your own tax advisor on the tax impact to you of investing in the Funds.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Each Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of a Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and each Fund's qualification as a regulated investment company, it is anticipated that none of the Funds will pay any federal income or excise taxes. Instead, each Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from current income taxes, you must include all dividends and capital gain distributions paid to you by a Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of a Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Funds, backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held through a financial intermediary, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Funds earn ordinary or investment income from dividends and interest on their investments. The Funds expect to distribute substantially all of this investment income, less Fund expenses, to shareholders annually, or at such other times as the Funds may elect. Please note that classes with higher expenses are expected to have lower dividends.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT OR TAX-DEFERRED ACCOUNTS).

A Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), a Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long a Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. A Fund's NAV will drop by the amount of the distribution on the day the distribution is declared. If you buy shares of a Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in a Fund will be increased to the extent such distributions are reinvested in a Fund. If you sell your shares at a loss for tax purposes and then replace those shares with a substantially identical investment either 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by a Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Advantage and Global Growth Funds for the period since inception and for the INVESCO Global Health Sciences Fund ("GHS") for the past five years. Advantage Global Health Sciences Fund ("AGHS Fund") is the successor to GHS Fund pursuant to a reorganization that took place on May 16, 2001. As a result of the reorganization, GHS Fund shareholders received Class A shares of AGHS Fund. Prior to May 16, 2001, Class B and Class C shares of AGHS Fund had no investment operations. Certain information reflects financial results for a single Class A, B and C share of a Fund. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Counselor Series Funds, Inc.'s 2001 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                                        PERIOD
                                                  YEAR ENDED             ENDED
                                                  AUGUST 31            AUGUST 31
--------------------------------------------------------------------------------
ADVANTAGE FUND - CLASS A                               2001              2000(a)
PER SHARE DATA
Net Asset Value- Beginning of Period              $   10.24         $   10.00
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)                      (0.04)              0.00
Net Gains or (Losses) on Securities (Both
  Realized and Unrealized)                           (2.02)              0.24
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                     (2.06)              0.24
================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(d)                0.00              0.00
Distributions from Capital Gains                       0.48              0.00
================================================================================
TOTAL DISTRIBUTIONS                                    0.48              0.00
================================================================================
Net Asset Value- End of Period                    $    7.70         $   10.24
================================================================================

TOTAL RETURN(e)                                    (21.20%)          2.40%(f)

RATIOS
Net Assets-End of Period ($000 Omitted)           $  34,086         $  41,413
Ratio of Expenses to Average Net Assets
  (including dividends on investment securities
  sold short)(g)                                      2.51%          1.82%(h)
Ratio of Expenses to Average Net Assets
  (excluding dividends on investment securities
  sold short)(g)                                      2.41%          1.82%(h)
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                (0.26%)          3.28%(h)
Portfolio Turnover Rate                           1,713%(i)             5%(f)

(a) From August 25, 2000, commencement of investment operations, to August 31, 2000.
(b) The per share information was computed based on average shares for the year ended August 31, 2001.
(c) Net Investment Income aggregated less than $0.01 on a per share basis for the period ended August 31, 2000.
(d) Distributions In Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the year ended August 31, 2001.
(e) The applicable sales charges are not included in the Total Return calculation.
(f) Based on operations for the period shown and, accordingly, is not representative of a full year.
(g) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(h)  Annualized
(i) Portfolio Turnover is greater than most funds due to the investment style of the Fund.

ADVANTAGE FUND-CLASS B
--------------------------------------------------------------------------------
                                                  YEAR ENDED        PERIOD ENDED
                                                  AUGUST 31            AUGUST 31
--------------------------------------------------------------------------------
                                                       2001              2000(a)
PER SHARE DATA
Net Asset Value - Beginning of Period             $   10.24         $   10.00
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                      (0.03)              0.00
Net Gains or (Losses) on Securities (Both
  Realized and Unrealized)                           (2.09)              0.24
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                     (2.12)              0.24
================================================================================
LESS DISTRIBUTIONS
DISTRIBUTIONS FROM CAPITAL GAINS                       0.48              0.00
================================================================================
Net Asset Value- End of Period                    $    7.64         $   10.24
================================================================================

TOTAL RETURN(c)                                    (21.83%)          2.40%(d)

RATIOS
Net Assets-End of Period ($000 Omitted)           $  19,292         $ 10,878
Ratio of Expenses to Average
  Net Assets (including dividends on
  investment securities sold short)(e)                3.45%         2.56%(f)
Ratio of Expenses to Average
  Net Assets (excluding dividends on
  investment securities sold short)(e)                3.31%         2.56%(f)
Ratio of Net Investment Income
  (Loss) to Average Net Assets                      (1.23%)         2.53%(f)
Portfolio Turnover Rate                           1,713%(g)            5%(d)

(a) From August 25, 2000, commencement of investment operations, to August 31, 2000.
(b) Net Investment Income aggregated less than $0.01 on a per share basis for the period ended August 31, 2000.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)  Annualized
(g) Portfolio Turnover is greater than most funds due to the investment style of the Fund.

ADVANTAGE FUND-CLASS C
--------------------------------------------------------------------------------
                                                  YEAR ENDED        PERIOD ENDED
                                                  AUGUST 31            AUGUST 31
--------------------------------------------------------------------------------
                                                       2001              2001(a)
PER SHARE DATA
Net Asset Value - Beginning of Period             $   10.24         $   10.00
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                      (0.05)              0.00
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                     (2.08)              0.24
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                     (2.13)              0.24
================================================================================
LESS DISTRIBUTIONS
DISTRIBUTIONS FROM CAPITAL GAINS                       0.48              0.00
================================================================================
Net Asset Value- End of Period                    $    7.63         $   10.24
================================================================================

TOTAL RETURN(c)                                    (21.94%)          2.40%(d)

RATIOS
Net Assets-End of Period ($000 Omitted)           $  15,523         $  8,482
Ratio of Expenses to Average Net Assets
  (including dividends on investment
  securities sold short)(e)                           3.61%         2.57%(f)
Ratio of Expenses to Average Net Assets
  (excluding dividends on investment
  securities sold short)(e)                           3.47%         2.57%(f)
Ratio of Net Investment Income (Loss)
  to Average Net Assets                             (1.39%)         2.53%(f)
Portfolio Turnover Rate                           1,713%(g)            5%(d)

(a) From August 25, 2000, commencement of investment operations, to August 31, 2000.
(b) Net Investment Income aggregated less than $0.01 on a per share basis for the period ended August 31, 2000.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)  Annualized
(g) Portfolio Turnover is greater than most funds due to the investment style of the Fund.

ADVANTAGE GLOBAL HEALTH SCIENCES FUND-CLASS A

--------------------------------------------------------------------------------------------------------
                                                PERIOD
                                                 ENDED
                                             AUGUST 31                    YEAR ENDED OCTOBER 31
--------------------------------------------------------------------------------------------------------
                                               2001(a)       2000     1999      1998      1997      1996
PER SHARE DATA
Net Asset Value- Beginning of Period      $      24.25   $  17.96 $  21.08  $  21.25  $  22.23  $  18.51
========================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss(c)                          (0.12)     (0.13)   (0.02)(d) (0.00)    (0.07)    (0.10)
Net Gains or (Losses) on
  Securities (Both Realized and Unrealized)     (6.12)       8.83  0.99(d)      3.76      3.56      3.82
========================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                (6.24)       8.70     0.97      3.76      3.49      3.72
========================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income              0.00       0.07     0.00      0.00      0.00      0.00
Distributions from Capital Gains                  3.38       2.34     4.09      3.93      4.47      0.00
In Excess of Capital Gains                        0.06       0.00     0.00      0.00      0.00      0.00
========================================================================================================
TOTAL DISTRIBUTIONS                               3.44       2.41     4.09      3.93      4.47      0.00
========================================================================================================
Net Asset Value- End of Period            $      14.57   $  24.25 $  17.96  $  21.08  $  21.25  $  22.23
========================================================================================================

TOTAL RETURN - NAV                      (28.88%)(e)(f)     52.72%    4.90%    20.74%    18.60%    20.10%
TOTAL RETURN - SHARE PRICE                         ---  40.75%(g) 4.74%(g) 40.29%(g) 32.98%(g) 15.25%(g)

RATIOS
Net Assets-End of Period ($000 Omitted)   $    478,876   $938,494 $678,030  $586,263  $526,215  $455,842
Ratio of Expenses to Average Net Assets
  (including dividends on investment
  securities sold short)                   1.60%(h)(i)   1.16%(h) 1.20%(h)  1.21%(h)  1.22%(h)     1.21%
Ratio of Expenses to Average Net Assets
  (excluding dividends on investment
  securities sold short)                   1.55%(h)(i)        ---      ---       ---       ---       ---
Ratio of Net Investment Loss to
  Average Net Assets                        (0.79%)(h)    (0.62%)  (0.13%)   (0.17%)   (0.15%)   (0.44%)
Portfolio Turnover Rate                        183%(f)       196%     129%       87%      145%       91%

(a)  From November 1, 2000 to August 31, 2001.
(b) The per share information was computed using average shares for the period ended August 31, 2001 and the years ended October 31, 2000 and 1999.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended October 31, 1998.
(d) Per share data includes an additional 7,601,529 shares attributed to the Rights Offering at June 21, 1999.
(e)  The  applicable  sales  charges  are  not  included  in  the  Total  Return calculation.
(f) Based on operations for the period shown and, accordingly, is not representative of a full year.
(g) Total investment return was calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, were assumed, for purposes of this calculation, to have been reinvested at prices obtained under the Fund's dividend reinvestment plan (prior to Fund's reorganization on May 16, 2001). Total investment return does not reflect sales charges or brokerage commissions.
(h)  Annualized
(i) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).

ADVANTAGE GLOBAL HEALTH SCIENCES FUND-CLASS B
--------------------------------------------------------------------------------
                                                                  PERIOD ENDED
                                                                    AUGUST 31
--------------------------------------------------------------------------------
                                                                       2001(a)
PER SHARE DATA
Net Asset Value- Beginning of Period                                $    14.35
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                     (0.05)
Net Gains on Securities (Both Realized
  and Unrealized)                                                         0.38
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                          0.33
================================================================================
Net Asset Value- End of Period                                      $    14.68
================================================================================

TOTAL RETURN(c)                                                        2.30%(d)

RATIOS
Net Assets-End of Period ($000 Omitted)                             $       337
Ratio of Expenses to Average Net Assets
 (including dividends on investment securities
 sold short)(e)                                                        4.14%(f)
Ratio of Expenses to Average Net Assets
 (excluding dividends on investment securities
 sold short)(e)                                                        3.74%(f)
Ratio of Net Investment Loss to Average Net Assets                   (2.68%)(f)
Portfolio Turnover Rate                                                 183%(g)

(a)  From May 16, 2001, since inception of Class B, to August 31, 2001.
(b)  The per share information was computed using average shares.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)  Annualized
(g) Portfolio Turnover is calculated at the Fund level, and therefore represents the period from November 1, 2000 to August 31, 2001.

ADVANTAGE GLOBAL HEALTH SCIENCES FUND-CLASS C
--------------------------------------------------------------------------------
                                                                   PERIOD ENDED
                                                                      AUGUST 31
--------------------------------------------------------------------------------
                                                                         2001(a)
PER SHARE DATA
Net Asset Value- Beginning of Period                                $    14.35
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                     (0.04)
Net Gains on Securities (Both Realized
 and Unrealized)                                                          0.14
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                          0.10
================================================================================
Net Asset Value- End of Period                                      $    14.45
================================================================================

TOTAL RETURN(c)                                                       0.70%(d)

RATIOS
Net Assets-End of Period ($000 Omitted)                             $      312
Ratio of Expenses to Average Net Assets
  (including dividends on investment securities
  sold short)(e)                                                      4.51%(f)
Ratio of Expenses to Average Net Assets
  (excluding dividends on investment securities
  sold short)(e)                                                      3.93%(f)
Ratio of Net Investment Loss to Average Net Assets                  (2.86%)(f)
Portfolio Turnover Rate                                                183%(g)

(a)  From May 16, 2001, since inception of Class C, to August 31, 2001.
(b)  The per share information was computed using average shares.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)  Annualized
(g)  Portfolio   Turnover  is  calculated  at  the  Fund  level,  and  therefore represents the period from November 1, 2000 to August 31, 2001.

GLOBAL GROWTH FUND-CLASS A
--------------------------------------------------------------------------------
                                                                   PERIOD ENDED
                                                                      AUGUST 31
--------------------------------------------------------------------------------
                                                                         2001(a)
PER SHARE DATA
Net Asset Value- Beginning of Period                                $     10.00
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                                      (0.01)
Net Losses on Securities (Both Realized
  and Unrealized)                                                        (4.86)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                         (4.87)
================================================================================
Net Asset Value- End of Period                                      $      5.13
================================================================================

TOTAL RETURN(b)                                                     (48.70%)(c)

RATIOS
Net Assets-End of Period ($000 Omitted)                             $     1,190
Ratio of Expenses to Average Net Assets(d)                             4.43%(e)
Ratio of Net Investment Loss to Average Net Assets                   (3.09%)(e)
Portfolio Turnover Rate                                                 257%(c)

(a) From November 29, 2000, commencement of investment operations, to August 31, 2001.
(b) The applicable sales charges are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(e)  Annualized

GLOBAL GROWTH FUND-CLASS B
--------------------------------------------------------------------------------
                                                                   PERIOD ENDED
                                                                      AUGUST 31
--------------------------------------------------------------------------------
                                                                         2001(a)
PER SHARE DATA
Net Asset Value- Beginning of Period                                $     10.00
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                                      (0.02)
Net Losses on Securities (Both Realized
  and Unrealized)                                                        (4.88)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                         (4.90)
================================================================================
Net Asset Value- End of Period                                      $      5.10
================================================================================

TOTAL RETURN(b)                                                     (49.00%)(c)

RATIOS
Net Assets-End of Period ($000 Omitted)                             $        71
Ratio of Expenses to Average Net Assets(d)                             5.35%(e)
Ratio of Net Investment Loss to Average Net Assets                     4.20%(e)
Portfolio Turnover Rate                                                 257%(c)

(a) From November 29, 2000, commencement of investment operations, to August 31, 2001.
(b)  The applicable CDSC fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(e)  Annualized

GLOBAL GROWTH FUND-CLASS C
--------------------------------------------------------------------------------
                                                                   PERIOD ENDED
                                                                      AUGUST 31
--------------------------------------------------------------------------------
                                                                         2001(a)
PER SHARE DATA
Net Asset Value- Beginning of Period                                $     10.00
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                      (0.11)
Net Losses on Securities (Both Realized
  and Unrealized)                                                        (4.81)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                         (4.92)
================================================================================
Net Asset Value- End of Period                                      $      5.08
================================================================================

TOTAL RETURN(c)                                                     (49.20%)(d)

RATIOS
Net Assets-End of Period ($000 Omitted)                             $       366
Ratio of Expenses to Average Net Assets(e)                             6.11%(f)
Ratio of Net Investment Loss to Average Net Assets                   (5.44%)(f)
Portfolio Turnover Rate                                                 257%(c)

(a) From November 29, 2000, commencement of investment operations, to August 31, 2001.
(b)  The per share information was computed using average shares.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)  Annualized

DECEMBER 31, 2001, AS SUPPLEMENTED JUNE 10, 2002

INVESCO COUNSELOR SERIES FUNDS, INC.
INVESCO ADVANTAGE FUND - CLASS A, B AND C
INVESCO ADVANTAGE GLOBAL HEALTH SCIENCES FUND - CLASS A, B AND C
INVESCO GLOBAL GROWTH FUND - CLASS A, B AND C

You may obtain additional information about the Funds from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail each Fund's actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as market and general economic trends affecting each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated December 31, 2001 is a supplement to this Prospectus and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. You may access the current Prospectus on the INVESCO Web site at invescofunds.com. In addition, the current Prospectus, SAI, annual report and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report and semiannual report, write to INVESCO Distributors, Inc., P.O. Box 17970, Denver, Colorado 80217; or call 1-800-328-2234. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.



















811-09913